Discontinued operations - Revenue and Expenses of the Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating expenses:
Net loss from discontinued operations	$ 0	$ (29,291)	$ 0	$ (26,447)
Discontinued Operations, Disposed of by Sale | Light-Duty
Disposal Group, Including Discontinued Operations [Line Items]
Revenue		76,372		140,004
Cost of revenue		61,219		111,160
Gross profit		15,153		28,844
Operating expenses:
Research and development		2,979		5,738
General and administrative		3,756		7,481
Sales and marketing		2,854		5,169
Foreign exchange loss		1,862		2,609
Depreciation and amortization		646		1,279
Operating expenses		12,097		22,276
Income from discontinued operations		3,056		6,568
Income from investment accounted for by the equity method		387		472
Loss on disposal of operations		(30,183)		(30,183)
Impairment of long-lived assets		(664)		(664)
Interest on long-term debt		(391)		(875)
Interest and other income, net of bank charges		133		353
Loss from discontinued operations before income tax		(27,662)		(24,329)
Income tax expense		1,629		2,118
Net loss from discontinued operations		$ (29,291)		$ (26,447)